BNY Mellon Funds Trust (the "Trust")

-BNY Mellon Large Cap Market Opportunities Fund

-BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

(together, the "Funds")

Incorporated herein by reference, on behalf of the Funds, is the supplement to the Trust's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 15, 2012 (SEC Accession No. 0001111565-12-000020).